Subsequent Events - Additional Information (Details) - USD ($)					12 Months Ended
	Feb. 18, 2026	Feb. 16, 2026	Feb. 10, 2026	Jan. 09, 2026	Dec. 31, 2024	Dec. 31, 2025	Jan. 26, 2024
Senior Notes
Subsequent Event [Line Items]
Maximum aggregate principal amount							$ 25,773,000
Senior Notes, Purchase or Refinancing of Aircraft
Subsequent Event [Line Items]
Maximum aggregate principal amount							$ 25,000,000
Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share)					$ 0.0001	$ 0.0001
Common Class B
Subsequent Event [Line Items]
Par value (in dollars per share)					$ 0.0001	$ 0.0001
Common Stock | Common Class A
Subsequent Event [Line Items]
Issuance of stock (in shares)					300,000
Subsequent Event | Senior Notes
Subsequent Event [Line Items]
Note, maturity date		Jan. 26, 2028
Interest rate terms		The Amendment also revised the Applicable Rate of interest to mean either (i) a 15.00% annual rate for any period during which the Outstanding Principal Amount equals or exceeds $12,500,000, or (ii) a 13.00% annual rate for any period during which the Outstanding Principal Amount is less than $12,500,000.
Reimbursable expenses		$ 26,542
Periodic principal repayments		$ 2,400,000
Frequency of periodic payments		quarterly
Non-refundable fee payable by borrower		$ 386,697,940
Subsequent Event | Senior Notes | Maximum
Subsequent Event [Line Items]
Interest rate		15.00%
Principal amount		$ 12,500,000
Subsequent Event | Senior Notes | Minimum
Subsequent Event [Line Items]
Interest rate		13.00%
Principal amount		$ 12,500,000
Subsequent Event | Mr. Segrave, Jr. | LGM Enterprises, LLC
Subsequent Event [Line Items]
Common units, redeemed (in shares)	10,000,000
Subsequent Event | Underwriting Agreement | Lucid Capital Markets, LLC
Subsequent Event [Line Items]
Issuance of stock (in shares)				2,255,639
Par value (in dollars per share)				$ 0.0001
Exercise price (in dollars per share)				$ 6.65
Subsequent Event | ATM Agreement | Lucid Capital Markets, LLC
Subsequent Event [Line Items]
Par value (in dollars per share)			$ 0.0001
Shares of Class A Common Stock issuable (in shares)			222,833
Subsequent Event | ATM Agreement | Lucid Capital Markets, LLC | Maximum
Subsequent Event [Line Items]
Issuance of stock (in shares)			6,917,931
Subsequent Event | Common Stock | Common Class A | Mr. Segrave, Jr. | LGM Enterprises, LLC
Subsequent Event [Line Items]
Number of shares exchanged during the period	10,000,000
Subsequent Event | Common Stock | Common Class B | Mr. Segrave, Jr. | LGM Enterprises, LLC
Subsequent Event [Line Items]
Stock surrendered during period shares	10,000,000